Acquisitions and disposals	12 Months Ended
Dec. 31, 2022
Acquisitions and disposals [Abstract]
Acquisitions and disposals
5	Acquisitions and disposals

Disposal of subsidiaries

Years 2022 and 2021

During fiscal years 2022 and 2021 no subsidiaries were disposed of.

Year 2020

Grupo TMM sold 100% of the shares of the subsidiaries Siremirta Corporate, S.A. de C.V., Ricalme Services, S.A. de C.V., Dogoubert, S.A.P.I. de C.V. (Split of TMM Logistics, S.A. de C.V.) and Judsony, S.A.P.I. de C.V. (Split of TMM Logistics, S.A. de C.V.) to an unrelated third party in 2020. The gain on the sale of these subsidiaries amounted to $451, which is shown in the item of ‘Other (expenses) income’ in the consolidated statements of profit or loss (see Note 19). The value of the net assets of those subsidiaries was immaterial as of the date of the sale.

Acquisition of subsidiaries

During 2022, 2021 and 2020 no company was acquired.